General information and basis of preparation - Number of Selling Days (Details) - day	6 Months Ended						12 Months Ended
	Dec. 31, 2021	Jul. 02, 2021	Dec. 31, 2020	Jun. 26, 2020	Dec. 31, 2019	Jun. 28, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Corporate Information And Statement of IFRS Compliance [Abstract]
Number of selling days in period	130	131	134	128	132	129	261	262	261